UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Audio Technology — 2.4%
321,845	Dolby Laboratories, Inc.*	$6,388,623

Broadcasting & Cable/Satellite TV — 2.3%
483,365	XM Satellite Radio Holdings, Inc.*	6,230,575

Commercial Services — 6.1%
160,110	Iron Mountain, Inc.*	6,875,123
165,830	The McGraw-Hill Companies., Inc.	9,623,115

		16,498,238

Computer Hardware — 4.6%
95,295	Avocent Corp.*	2,870,285
797,520	EMC Corp.*	9,554,290

		12,424,575

Computer Services — 4.9%
218,780	CheckFree Corp.*	9,039,989
98,070	First Data Corp.	4,118,940

		13,158,929

Computer Software — 22.3%
1,037,880	Activision, Inc.*	15,671,988
180,405	Cogent, Inc.*(a)	2,476,961
241,273	Electronic Arts, Inc.*	13,434,081
439,340	Microsoft Corp.	12,007,162
254,800	NAVTEQ*	6,652,828
269,981	Salesforce.com, Inc.*	9,686,918

		59,929,938

Internet & Online — 10.3%
296,960	CNET Networks, Inc.*	2,844,877
26,560	Google, Inc.*	10,674,464
213,810	Netflix, Inc.(a)	4,870,592
367,180	Yahoo!, Inc.*	9,282,310

		27,672,243

Movies & Entertainment — 1.3%
97,970	Viacom, Inc. Class B*	3,642,525

Networking/Telecommunications Equipment — 8.5%
522,340	Cisco Systems, Inc.*	12,013,820
106,030	Research In Motion Ltd.*	10,885,040

		22,898,860

Publishing — 3.6%
180,310	Lamar Advertising Co.*	9,630,357

Semi-Capital — 10.2%
284,780	FormFactor, Inc.*	11,997,781
443,720	Tessera Technologies, Inc.*	15,432,582

		27,430,363

Semiconductors — 11.4%
390,280	Linear Technology Corp.	12,145,514

Shares	Description	Value
Common Stocks — (continued)
Semiconductors — (continued)
252,860	Marvell Technology Group Ltd.*	$4,897,898
233,780	QUALCOMM, Inc.	8,497,903
240,160	Xilinx, Inc.	5,271,512

		30,812,827

Telecommunications — 9.7%
403,310	American Tower Corp.*	14,720,815
110,931	Crown Castle International Corp.*	3,909,208
272,290	NeuStar, Inc.*	7,556,048

		26,186,071

TOTAL COMMON STOCKS		$262,904,124

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.5%
Joint Repurchase Agreement Account II
$6,600,000	5.368%	10/02/2006	$6,600,000
Maturity Value: $6,602,952

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$269,504,124

Shares	Description	Value
Securities Lending Collateral — 2.7%
7,300,750	Boston Global Investment Trust — Enhanced Portfolio	$7,300,750

TOTAL INVESTMENTS — 102.8%		$276,804,874

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(7,665,954)

NET ASSETS — 100.0%		$269,138,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUNDSM

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$253,560,638

Gross unrealized gain	43,681,445
Gross unrealized loss	(20,437,209)

Net unrealized security gain	$23,244,236

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 2.9%
42,800	Northrop Grumman Corp.	$2,913,396
24,900	Raytheon Co.	1,195,449
25,600	The Boeing Co.	2,018,560
3,400	United Technologies Corp.	215,390

		6,342,795

Banks — 7.7%
115,842	Bank of America Corp.	6,205,656
8,200	BankUnited Financial Corp.	213,774
8,800	Corus Bankshares, Inc.(a)	196,768
8,300	Downey Financial Corp.	552,282
5,000	Marshall & Ilsley Corp.	240,900
97,200	U.S. Bancorp	3,228,984
31,904	Wachovia Corp.	1,780,243
122,100	Wells Fargo & Co.	4,417,578

		16,836,185

Beverages — 0.1%
9,400	PepsiAmericas, Inc.	200,596

Biotechnology — 2.1%
56,800	Alkermes, Inc.*	900,280
40,740	Amgen, Inc.*	2,914,132
18,100	Celgene Corp.*	783,730

		4,598,142

Building Products — 0.1%
3,200	USG Corp.*	150,528

Chemicals — 2.1%
25,100	Ashland, Inc.	1,600,878
10,200	H.B. Fuller Co.	239,088
60,552	Monsanto Co.	2,846,550
247	Tronox, Inc. Class B	3,154

		4,689,670

Commercial Services & Supplies — 1.9%
10,900	Convergys Corp.*	225,085
11,900	CSG Systems International, Inc.*	314,517
5,500	Global Payments, Inc.	242,055
36,800	Manpower, Inc.	2,254,736
1,885	PHH Corp.*	51,649
39,100	Spherion Corp.*	279,565
9,700	The Brink’s Co.	514,682
10,000	Volt Information Sciences, Inc.*	355,500

		4,237,789

Communications Equipment — 3.7%
90,700	Brocade Communications Systems, Inc.*	640,342
203,300	Cisco Systems, Inc.*	4,675,900
12,800	InterDigital Communications Corp.*	436,480
22,900	Motorola, Inc.	572,500
26,000	Polycom, Inc.*	637,780

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
19,460	QUALCOMM, Inc.	$707,371
45,500	Tellabs, Inc.*	498,680

		8,169,053

Computers & Peripherals — 2.6%
110,458	Hewlett-Packard Co.	4,052,704
4,800	Intergraph Corp.*	205,824
79,100	Western Digital Corp.*	1,431,710

		5,690,238

Construction & Engineering — 0.6%
22,600	EMCOR Group, Inc.*	1,239,384

Diversified Financials — 6.7%
49,800	AmeriCredit Corp.*	1,244,502
4,800	Ameriprise Financial, Inc.	225,120
1,300	BlackRock, Inc.	193,700
26,000	CIT Group, Inc.	1,264,380
21,300	Citigroup, Inc.	1,057,971
12,300	CompuCredit Corp.*	371,583
8,900	Countrywide Financial Corp.	311,856
25,400	Investment Technology Group, Inc.*	1,136,650
93,900	J.P. Morgan Chase & Co.	4,409,544
10,000	Jackson Hewitt Tax Service, Inc.	300,100
10,600	Merrill Lynch & Co., Inc.	829,132
19,700	Moody’s Corp.	1,287,986
14,900	Principal Financial, Inc.	808,772
20,300	SEI Investments Co.	1,140,657

		14,581,953

Diversified Telecommunication Services — 2.8%
19,900	ALLTEL Corp.	1,104,450
56,200	AT&T, Inc.	1,829,872
25,900	BellSouth Corp.	1,107,225
18,700	CenturyTel, Inc.	741,829
14,020	Embarq Corp.	678,147
40,900	Sprint Nextel Corp.	701,435

		6,162,958

Electric Utilities — 3.8%
4,300	Constellation Energy Group, Inc.	254,560
31,900	Edison International	1,328,316
16,000	Entergy Corp.	1,251,680
66,000	PG&E Corp.	2,748,900
44,800	TXU Corp.	2,800,896

		8,384,352

Electrical Equipment — 1.0%
6,500	Acuity Brands, Inc.	295,100
7,700	Encore Wire Corp.*(a)	271,733
14,300	Energizer Holdings, Inc.*	1,029,457
14,600	General Cable Corp.*	557,866

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
3,900	Woodward Governor Co.	$130,806

		2,284,962

Electronic Equipment & Instruments — 0.9%
10,700	Plexus Corp.*	205,440
6,000	Tech Data Corp.*	219,180
34,300	Waters Corp.*	1,553,104

		1,977,724

Energy Equipment & Services — 0.7%
20,300	Transocean, Inc.*	1,486,569

Food & Drug Retailing — 0.3%
10,979	Longs Drug Stores Corp.	505,144
9,500	Spartan Stores, Inc.	160,550

		665,694

Food Products — 2.0%
70,100	Archer-Daniels-Midland Co.	2,655,388
24,600	Dean Foods Co.*	1,033,692
44,900	Tyson Foods, Inc.	713,012

		4,402,092

Healthcare Equipment & Supplies — 1.6%
83,800	Applera Corp. — Applied Biosystems Group	2,774,618
5,200	Dade Behring Holdings, Inc.	208,832
13,100	Illumina, Inc.*	432,824

		3,416,274

Healthcare Providers & Services — 4.5%
59,000	AmerisourceBergen Corp.	2,666,800
27,500	Caremark Rx, Inc.	1,558,425
16,000	CIGNA Corp.	1,861,120
18,700	Humana, Inc.*	1,235,883
8,300	McKesson Corp.	437,576
40,830	UnitedHealth Group, Inc.	2,008,836

		9,768,640

Hotels, Restaurants & Leisure — 1.3%
32,100	Choice Hotels International, Inc.	1,312,890
6,300	Jack in the Box, Inc.*	328,734
10,600	Papa John’s International, Inc.*	382,766
22,200	Starbucks Corp.*	755,910

		2,780,300

Household Durables — 0.1%
10,500	Furniture Brands International, Inc.	199,920

Household Products — 1.1%
30,000	Colgate-Palmolive Co.	1,863,000

Shares	Description	Value
Common Stocks — (continued)
Household Products — (continued)
8,120	Procter & Gamble Co.	$503,278

		2,366,278

Industrial Conglomerates — 2.4%
77,700	General Electric Co.	2,742,810
41,700	Reynolds American, Inc.	2,584,149

		5,326,959

Insurance — 6.8%
734	Alleghany Corp.*	212,133
30,900	AMBAC Financial Group, Inc.	2,556,975
1,800	American National Insurance Co.	208,620
12,400	CNA Financial Corp.*	446,648
68,400	Genworth Financial, Inc.	2,394,684
72,300	Loews Corp.	2,740,170
31,867	MBIA, Inc.	1,957,909
10,300	Nationwide Financial Services, Inc.	495,430
22,200	Prudential Financial, Inc.	1,692,750
35,200	Radian Group, Inc.	2,112,000

		14,817,319

Internet & Catalog Retail — 0.2%
15,350	Coldwater Creek, Inc.*	441,466

Internet Software & Services — 1.4%
5,100	Google, Inc.*	2,049,690
101,100	RealNetworks, Inc.*	1,072,671

		3,122,361

IT Consulting & Services — 0.4%
19,500	Computer Sciences Corp.*	957,840

Leisure Equipment & Products — 0.2%
17,900	Marvel Entertainment, Inc.*	432,106

Machinery — 0.8%
5,175	Graco, Inc.	202,135
9,600	SPX Corp.	513,024
24,400	Terex Corp.*	1,103,368

		1,818,527

Marine — 0.4%
14,700	Overseas Shipholding Group, Inc.	908,019

Media — 5.8%
97,800	CBS Corp. Class B	2,755,026
69,000	Clear Channel Communications, Inc.	1,990,650
7,900	The McGraw-Hill Companies., Inc.	458,437
117,100	The Walt Disney Co.	3,619,561

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
209,800	Time Warner, Inc.	$3,824,654

		12,648,328

Metals & Mining — 0.1%
2,400	Southern Copper Corp.(a)	222,000

Multiline Retail — 3.1%
60,500	Costco Wholesale Corp.	3,005,640
22,000	Dillard’s, Inc.	720,060
43,100	J.C. Penney Co., Inc.	2,947,609

		6,673,309

Office Electronics — 0.3%
53,600	IKON Office Solutions, Inc.	720,384

Oil & Gas — 8.0%
10,679	ConocoPhillips	635,721
23,000	Devon Energy Corp.	1,452,450
125,800	Exxon Mobil Corp.	8,441,180
13,600	Holly Corp.	589,288
35,200	Occidental Petroleum Corp.	1,693,472
27,200	Sunoco, Inc.	1,691,568
7,200	Swift Energy Co.*	301,104
22,300	Tesoro Petroleum Corp.	1,292,954
25,600	Valero Energy Corp.	1,317,632

		17,415,369

Pharmaceuticals — 5.1%
13,900	Johnson & Johnson	902,666
27,300	King Pharmaceuticals, Inc.*	464,919
93,900	Merck & Co., Inc.	3,934,410
10,600	New River Pharmaceuticals, Inc.*(a)	272,738
198,000	Pfizer, Inc.	5,615,280

		11,190,013

Real Estate — 1.6%
44,400	American Home Mortgage Investment Corp. (REIT)	1,548,228
4,800	Jones Lang LaSalle, Inc.	410,304
14,300	New Century Financial Corp. (REIT)(a)	562,133
10,600	ProLogis (REIT)	604,836
2,600	SL Green Realty Corp. (REIT)	290,420

		3,415,921

Road & Rail — 0.9%
37,500	CSX Corp.	1,231,125
3,800	Dollar Thrifty Automotive Group, Inc.*	169,366
19,300	Swift Transportation Co., Inc.*	457,796

		1,858,287

Shares	Description	Value
Common Stocks — (continued)
Semiconductor Equipment & Products — 1.8%
23,800	Advanced Micro Devices, Inc.*	$591,430
51,800	Freescale Semiconductor, Inc.*	1,970,990
9,081	Freescale Semiconductor, Inc. Class B*	345,169
55,000	MPS Group, Inc.*	831,050
6,600	Texas Instruments, Inc.	219,450

		3,958,089

Software — 3.9%
6,000	American Reprographics Co.*	192,360
13,835	Autodesk, Inc.*	481,181
69,300	Cadence Design Systems, Inc.*	1,175,328
24,000	Intuit, Inc.*	770,160
141,700	Microsoft Corp.	3,872,661
7,500	MicroStrategy, Inc.*	763,725
60,600	Synopsys, Inc.*	1,195,032

		8,450,447

Specialty Retail — 3.0%
15,400	AutoNation, Inc.*	321,860
101,742	Circuit City Stores, Inc.	2,554,742
10,800	Group 1 Automotive, Inc.	538,920
40,300	Office Depot, Inc.*	1,599,910
29,400	Sonic Automotive, Inc.	678,846
37,100	United Rentals, Inc.*	862,575

		6,556,853

Textiles & Apparel — 0.5%
14,500	Guess?, Inc.*	703,685
12,100	Kellwood Co.	348,843

		1,052,528

Tobacco — 0.7%
2,500	Altria Group, Inc.	191,375
24,500	UST, Inc.	1,343,335

		1,534,710

Wireless Telecommunication Services — 0.1%
1,900	Telephone & Data Systems, Inc. Special Shares	77,615
4,100	United States Cellular Corp.*	244,770

		322,385

TOTAL COMMON STOCKS		$214,475,316

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.3%
Joint Repurchase Agreement Account II
$2,900,000	5.368%	10/02/2006	$2,900,000
Maturity Value: $2,901,297

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$217,375,316

Shares	Description	Value
Securities Lending Collateral — 0.7%
1,435,350	Boston Global Investment Trust — Enhanced Portfolio	$1,435,350

TOTAL INVESTMENTS — 100.1%		$218,810,666

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(324,354)

NET ASSETS — 100.0%		$218,486,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contacts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	57	December 2006	$3,834,390	$44,440

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$177,586,628

Gross unrealized gain	42,390,725
Gross unrealized loss	(1,166,687)

Net unrealized security gain	$41,224,038

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Diversified — 8.3%
302,301	Duke Realty Corp. (REIT)	$11,290,942
279,068	Liberty Property Trust (REIT)	13,336,660
486,074	Vornado Realty Trust (REIT)(a)	52,982,066

		77,609,668

Health Care — 0.5%
222,313	Cogdell Spencer, Inc.	4,612,995

Hotels — 10.9%
2,462,019	Host Marriott Corp. (REIT)	56,454,096
384,954	Innkeepers USA Trust (REIT)	6,270,901
484,146	LaSalle Hotel Properties (REIT)	20,982,888
332,361	Starwood Hotels & Resorts Worldwide, Inc.	19,007,725

		102,715,610

Industrial — 10.6%
558,562	AMB Property Corp. (REIT)	30,782,352
1,045,362	ProLogis (REIT)	59,648,355
149,603	PS Business Parks, Inc. (REIT)	9,021,061

		99,451,768

Office — 20.4%
169,151	Alexandria Real Estate Equities, Inc. (REIT)	15,866,364
297,993	BioMed Realty Trust, Inc. (REIT)	9,041,108
430,525	Boston Properties, Inc. (REIT)(a)	44,490,453
794,282	Brandywine Realty Trust (REIT)	25,853,879
723,683	Brookfield Properties Corp.	25,560,484
292,320	Corporate Office Properties Trust (REIT)	13,084,243
208,348	Digital Realty Trust, Inc.	6,525,459
591,049	Equity Office Properties Trust (REIT)	23,500,108
246,595	SL Green Realty Corp. (REIT)(a)	27,544,662

		191,466,760

Other REITs — 1.7%
255,457	Gramercy Capital Corp. (REIT)	6,440,071
788,353	Spirit Finance Corp. (REIT)	9,152,778

		15,592,849

Regional Malls — 13.4%
164,294	Feldman Mall Properties, Inc.	1,812,163

Shares	Description	Value
Common Stocks — (continued)
Regional Malls — (continued)
630,697	General Growth Properties, Inc. (REIT)	$30,052,712
695,965	Simon Property Group, Inc. (REIT)	63,068,348
368,470	The Macerich Company (REIT)	28,136,369
146,590	The Mills Corp. (REIT)	2,449,519

		125,519,111

Residential — 16.6%
772,195	Archstone-Smith Trust (REIT)	42,038,296
301,537	AvalonBay Communities, Inc. (REIT)	36,305,055
257,596	Camden Property Trust (REIT)	19,579,872
827,499	Equity Residential Properties Trust (REIT)	41,854,899
76,966	Essex Property Trust, Inc. (REIT)	9,343,672
236,638	United Dominion Realty Trust, Inc. (REIT)	7,146,468

		156,268,262

Self Storage — 3.7%
301,252	Public Storage, Inc. (REIT)	25,904,659
430,480	U-Store-It Trust (REIT)	9,238,101

		35,142,760

Shopping Centers — 11.2%
445,158	Developers Diversified Realty Corp. (REIT)	24,822,010
911,489	Kimco Realty Corp. (REIT)	39,075,533
295,706	Regency Centers Corp. (REIT)	20,332,745
475,927	Weingarten Realty Investors (REIT)	20,474,380

		104,704,668

TOTAL COMMON STOCKS		$913,084,451

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.4%
Joint Repurchase Agreement Account II
$22,200,000	5.368%	10/02/2006	$22,200,000
Maturity Value: $22,209,930

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$935,284,451

Shares	Description	Value
Securities Lending Collateral — 1.6%
14,765,825	Boston Global Investment Trust — Enhanced Portfolio	$14,765,825

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

TOTAL INVESTMENTS — 101.3%	$950,050,276

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%	(12,120,889)

NET ASSETS — 100.0%	$937,929,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$644,224,495

Gross unrealized gain	306,211,222
Gross unrealized loss	(385,441)

Net unrealized security gain	$305,825,781

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Aerospace & Defense — 0.4%
700	Precision Castparts Corp.	$44,212
6,250	Raytheon Co.	300,062
2,050	The Boeing Co.	161,643
1,600	United Technologies Corp.	101,360

		607,277

Auto Components — 0.6%
4,050	Bandag, Inc.	166,212
12,150	Johnson Controls, Inc.	871,641

		1,037,853

Automobiles — 0.6%
130,650	Ford Motor Co.	1,056,959

Banks — 10.5%
84,500	Bank of America Corp.(a)	4,526,665
14,050	Bank of New York Co., Inc.	495,403
5,150	BB&T Corp.	225,467
5,350	Comerica, Inc.	304,522
19,650	Fifth Third Bancorp.	748,272
13,800	First Horizon National Corp.	524,538
53,700	National City Corp.	1,965,420
101,400	New York Community Bancorp, Inc.	1,660,932
6,550	North Fork Bancorp., Inc.	187,592
1,550	PNC Financial Services Group, Inc.	112,282
3,550	Regions Financial Corp.	130,604
68,900	U.S. Bancorp(a)	2,288,858
46,550	Wachovia Corp.	2,597,490
52,900	Washington Mutual, Inc.(a)	2,299,563
8,000	Wells Fargo & Co.	289,440

		18,357,048

Beverages — 1.4%
2,550	Anheuser-Busch Companies, Inc.	121,150
52,450	The Coca-Cola Co.	2,343,466

		2,464,616

Biotechnology — 1.0%
10,900	Celgene Corp.*	471,970
100	Genentech, Inc.*	8,270
18,500	Gilead Sciences, Inc.*	1,270,950

		1,751,190

Building Products — 1.0%
66,650	Masco Corp.	1,827,543

Chemicals — 1.0%
8,200	Dow Chemical Co.	319,636
31,750	E.I. du Pont de Nemours & Co.(a)	1,360,170
1,100	Eastman Chemical Co.	59,422

		1,739,228

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.3%
2,950	Pitney Bowes, Inc.	$130,892
3,900	R.R. Donnelley & Sons Co.	128,544
14,800	The ServiceMaster Co.	165,908
3,450	Waste Management, Inc.	126,546

		551,890

Communications Equipment — 2.7%
6,950	ADTRAN, Inc.	165,688
9,700	Cisco Systems, Inc.*	223,100
81,000	Motorola, Inc.	2,025,000
62,500	QUALCOMM, Inc.(a)	2,271,875

		4,685,663

Computers & Peripherals — 3.5%
12,200	Apple Computer, Inc.*	939,766
45,000	Hewlett-Packard Co.(a)	1,651,050
42,000	International Business Machines Corp.(a)	3,441,480

		6,032,296

Containers & Packaging — 0.1%
4,100	Bemis Co., Inc.	134,726
1,500	Packaging Corp. of America	34,800

		169,526

Diversified Financials — 7.3%
50,700	Allied Capital Corp.	1,531,647
26,200	American Capital Strategies Ltd.	1,034,114
650	American Express Co.	36,452
794	CapitalSource, Inc.	20,501
103,650	Citigroup, Inc.(a)	5,148,296
4,200	Fidelity National Information Services, Inc.	155,400
6,300	Freddie Mac	417,879
13,250	IndyMac Bancorp, Inc.	545,370
49,400	J.P. Morgan Chase & Co.(a)	2,319,824
13,300	Morgan Stanley	969,703
9,300	Principal Financial, Inc.	504,804

		12,683,990

Diversified Telecommunication Services — 4.4%
53,450	AT&T, Inc.(a)	1,740,332
25,350	BellSouth Corp.	1,083,713
57,200	Citizens Communications Co.	803,088
15,252	Embarq Corp.	737,739
33,100	Sprint Nextel Corp.	567,665
73,000	Verizon Communications, Inc.	2,710,490

		7,643,027

Electric Utilities — 3.7%
18,900	Ameren Corp.	997,731
29,000	Consolidated Edison, Inc.	1,339,800
3,750	DTE Energy Co.	155,662

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
7,950	Duquesne Light Holdings, Inc.	$156,297
42,600	Progress Energy, Inc.	1,933,188
46,800	Southern Co.	1,612,728
4,700	TXU Corp.	293,844

		6,489,250

Electrical Equipment — 0.4%
8,650	Emerson Electric Co.	725,389

Electronic Equipment & Instruments — 0.0%
1,250	Diebold, Inc.	54,413

Energy Equipment & Services — 0.9%
13,000	GlobalSantaFe Corp.	649,870
14,850	Schlumberger Ltd.(a)	921,146

		1,571,016

Food & Drug Retailing — 0.7%
1,383	SUPERVALU, Inc.	41,006
36,850	SYSCO Corp.	1,232,632

		1,273,638

Food Products — 1.9%
34,300	ConAgra Foods, Inc.	839,664
31,750	H.J. Heinz Co.	1,331,277
9,100	Kraft Foods, Inc.	324,506
55,000	Sara Lee Corp.	883,850

		3,379,297

Gas Utilities — 0.3%
1,600	KeySpan Corp.	65,824
9,550	Peoples Energy Corp.	388,208

		454,032

Healthcare Equipment & Supplies — 1.1%
10,550	Baxter International, Inc.	479,603
19,150	Becton, Dickinson and Co.	1,353,330
2,700	Hillenbrand Industries, Inc.	153,846

		1,986,779

Healthcare Providers & Services — 1.5%
2,150	Cardinal Health, Inc.	141,341
39,550	HCA, Inc.	1,973,149
7,300	WellPoint, Inc.*	562,465

		2,676,955

Hotels, Restaurants & Leisure — 2.7%
27,600	Carnival Corp.	1,298,028
4,300	Darden Restaurants, Inc.	182,621
4,591	Host Marriott Corp. (REIT)	105,272
700	International Game Technology	29,050
62,350	McDonald’s Corp.	2,439,132
5,200	Ruby Tuesday, Inc.	146,588

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
7,500	Starwood Hotels & Resorts Worldwide, Inc.	$428,925

		4,629,616

Household Durables — 2.3%
8,800	Blyth, Inc.	214,104
30,500	D.R. Horton, Inc.	730,475
2,150	Fortune Brands, Inc.	161,487
4,850	KB HOME	212,430
17,750	Lancaster Colony Corp.	794,490
13,350	Leggett & Platt, Inc.	334,150
3,650	M.D.C. Holdings, Inc.	169,543
26,300	Newell Rubbermaid, Inc.	744,816
2,100	The Black & Decker Corp.	166,635
4,250	The Stanley Works	211,862
16,300	Tupperware Corp.	317,198

		4,057,190

Household Products — 2.1%
30,350	Kimberly-Clark Corp.	1,983,676
26,774	Procter & Gamble Co.	1,659,453

		3,643,129

Industrial Conglomerates — 6.4%
24,700	3M Co.	1,838,174
194,050	General Electric Co.(a)	6,849,965
30,800	Honeywell International, Inc.	1,259,720
17,650	Reynolds American, Inc.	1,093,770
1,850	Textron, Inc.	161,875

		11,203,504

Insurance — 3.4%
9,900	American International Group, Inc.	655,974
14,800	Arthur J. Gallagher & Co.	394,716
39,150	Fidelity National Title Group, Inc.	820,584
3,550	Hartford Financial Services Group, Inc.	307,962
6,850	Lincoln National Corp.	425,248
40,800	MetLife, Inc.	2,312,544
3,950	Prudential Financial, Inc.	301,188
12,200	The Allstate Corp.	765,306

		5,983,522

Internet Software & Services — 0.1%
400	Google, Inc.*	160,760

IT Consulting & Services — 0.8%
6,400	Accenture Ltd.	202,944
22,250	Automatic Data Processing, Inc.	1,053,315
4,650	Paychex, Inc.	171,353

		1,427,612

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — 0.2%
16,600	Mattel, Inc.	$327,020

Machinery — 1.5%
11,300	Caterpillar, Inc.	743,540
17,000	Deere & Co.	1,426,470
8,775	PACCAR, Inc.	500,350

		2,670,360

Media — 2.0%
6,400	CBS Corp. Class B	180,288
32,050	Clear Channel Communications, Inc.	924,642
4,300	Dow Jones & Co., Inc.	144,222
79,650	Regal Entertainment Group	1,578,663
19,550	The Walt Disney Co.	604,291

		3,432,106

Metals & Mining — 2.1%
23,500	Freeport-McMoRan Copper & Gold, Inc. Series B	1,251,610
5,450	Nucor Corp.	269,720
4,700	Phelps Dodge Corp.	398,090
18,400	Southern Copper Corp.	1,702,000

		3,621,420

Multi-Utilities — 0.3%
18,050	Duke Energy Corp.	545,110

Multiline Retail — 0.5%
5,550	Federated Department Stores, Inc.	239,816
11,750	Wal-Mart Stores, Inc.	579,510

		819,326

Office Electronics — 0.0%
1,700	Xerox Corp.*	26,452

Oil & Gas — 8.3%
57,850	Chevron Corp.(a)	3,752,151
50,200	ConocoPhillips	2,988,406
56,600	Exxon Mobil Corp.(a)	3,797,860
17,550	Kinder Morgan, Inc.	1,840,117
40,700	Occidental Petroleum Corp.	1,958,077
3,300	Valero Energy Corp.	169,851

		14,506,462

Paper & Forest Products — 0.6%
17,400	Weyerhaeuser Co.	1,070,622

Personal Products — 0.2%
9,300	Estee Lauder Companies, Inc.	375,069

Pharmaceuticals — 7.9%
31,300	Abbott Laboratories	1,519,928
96,200	Bristol-Myers Squibb Co.	2,397,304
21,500	Eli Lilly & Co.	1,225,500
14,850	Johnson & Johnson(a)	964,359

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
62,050	Merck & Co., Inc.(a)	$2,599,895
157,650	Pfizer, Inc.	4,470,954
13,100	Wyeth(a)	666,004

		13,843,944

Real Estate — 0.8%
6,650	General Growth Properties, Inc. (REIT)	316,873
3,950	ProLogis (REIT)	225,387
1,800	Public Storage, Inc. (REIT)	154,782
8,350	Simon Property Group, Inc. (REIT)	756,677

		1,453,719

Road & Rail — 0.4%
4,800	Burlington Northern Santa Fe Corp.	352,512
8,450	Norfolk Southern Corp.	372,223
300	Union Pacific Corp.	26,400

		751,135

Semiconductor Equipment & Products — 3.9%
20,600	Analog Devices, Inc.	605,434
155,100	Intel Corp.(a)	3,190,407
19,800	Linear Technology Corp.	616,176
22,450	Maxim Integrated Products, Inc.	630,171
48,950	Microchip Technology, Inc.	1,586,959
3,900	Texas Instruments, Inc.	129,675

		6,758,822

Software — 2.3%
145,500	Microsoft Corp.(a)	3,976,515

Specialty Retail — 1.2%
3,900	American Eagle Outfitters, Inc.	170,937
4,300	Barnes & Noble, Inc.	163,142
4,100	Best Buy Co., Inc.	219,596
10,900	CDW Corp.	672,312
6,875	Hanesbrands, Inc.*	154,756
7,200	Limited Brands, Inc.	190,728
1,000	Lowe’s Companies, Inc.	28,060
3,750	OfficeMax, Inc.	152,775
12,250	Staples, Inc.	298,043

		2,050,349

Textiles & Apparel — 0.5%
600	Nike, Inc. Class B	52,572
10,700	VF Corp.	780,565

		833,137

Tobacco — 0.9%
21,150	Altria Group, Inc.	1,619,032

Trading Companies & Distributors — 0.4%
11,050	Genuine Parts Co.	476,587

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — (continued)
4,250	MSC Industrial Direct Co., Inc.	$173,145

		649,732

TOTAL COMMON STOCKS— 97.1%		$169,654,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.5%
Joint Repurchase Agreement Account II
$4,400,000	5.368%	10/02/2006	$4,400,000
Maturity Value: $ 4,401,968

TOTAL INVESTMENTS — 99.6%			$174,054,540

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			710,153

NET ASSETS — 100.0%			$174,764,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	95	December 2006	$6,390,650	$46,418

WRITTEN OPTIONS — At September 30, 2006, the Fund had outstanding written options as follows:

	Exercise	Number of
Call Options	Rate	Contracts	Expiration Month	Value

S & P 500 Index	$1325	(25)	October 2006	$(55,250)
S & P 500 Index	1300	(110)	October 2006	(492,800)
S & P 500 Index	1325	(25)	November 2006	(85,000)
S & P 500 Index	1330	(25)	November 2006	(71,750)
S & P 500 Index	1350	(25)	November 2006	(42,250)
S & P 500 Index	1320	(50)	November 2006	(184,500)
S & P 500 Index	1300	(95)	November 2006	(486,400)
S & P 500 Index	1325	(26)	December 2006	(110,500)
S & P 500 Index	1320	(50)	December 2006	(235,000)

(Premium Received $1,237,119)				$(1,763,450)

Tax Information — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$163,820,195

Gross unrealized gain	11,386,527
Gross unrealized loss	(1,152,182)

Net unrealized security gain	$10,234,345

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 94.8%
Australia — 18.1%
461,106	Australian Education Trust (Other)	$556,447
4,578,741	Commonwealth Property Office Fund (Office)	4,810,204
597,235	GPT Group (Diversified)	2,090,646
2,278,533	ING Real Estate Community Living Fund (Residential)	2,001,712
1,484,362	Macquarie CountryWide Trust (Retail)	2,211,724
2,619,116	Macquarie DDR Trust (Retail)	2,371,170
1,032,423	Mirvac Group (Diversified)	3,642,558
1,553,468	Thakral Holdings Group (Hotels)	976,555
2,440,045	Valad Property Group (Office)	2,843,764
956,547	Westfield Group (Retail)	13,405,453

		34,910,233

Canada — 9.4%
198,000	Alexis Nihon Real Estate Investment Trust (Office)	2,433,925
127,700	Allied Properties Real Estate Investment Trust (Office)	2,187,837
132,200	Boardwalk Real Estate Investment Trust (Residental)	3,808,401
28,900	Brookfield Properties Corp. (Office)	1,016,897
156,000	Crombie Real Estate Investment Trust (Retail)	1,653,858
62,700	Dundee Real Estate Investment Trust (Office)	1,939,759
161,500	InnVest Real Estate Investment Trust (Hotels)	1,900,000
147,300	Lanesborough Real Estate Investment Trust (Residental)	776,200
144,300	Primaris Retail Real Estate Investment Trust (Retail)	2,349,595

		18,066,472

France — 7.9%
11,707	Fonciere Des Regions (Diversified)	1,757,009
22,852	Klepierre (Retail)	3,420,585
17,556	Societe Immobiliere de Location pour l’Industrie et le Commerce (Industrial)	2,379,211
36,806	Unibail (Diversified)	7,733,992

		15,290,797

Germany — 2.1%
152,533	Patrizia Immobilien AG* (Residental)	4,069,269

Hong Kong — 10.0%
1,214,000	Champion REIT* (Office)	604,612
1,646,000	Hongkong Land Holdings, Inc. (Office)	6,381,037
1,027,000	Hysan Development Co. Ltd. (Diversified)	2,633,050
916,000	Kerry Properties Ltd. (Diversified)	3,349,680
226,000	Shui On Land Ltd.* (Diversified)	155,199
1,106,000	Sino Land Co. (Diversified)	1,955,903
391,000	Sun Hung Kai Properties Ltd. (Diversified)	4,263,706

		19,343,187

India — 0.0%
23,617	Trinity Capital PLC* (Diversified)	38,404

Japan — 19.5%
796	Japan Prime Realty Investment Corp. (Office)	2,379,244
575	Japan Retail Fund Investment Corp. (Retail)	4,235,120
444	Kenedix Realty Investment Corp. (Diversified)	2,303,330
691,000	Mitsubishi Estate Co. Ltd. (Diversified)	15,112,254
460,000	Mitsui Fudosan Co. Ltd. (Office)	10,461,505
485	New City Residence Investment Corp. (Residential)	2,217,434
233	Nippon Commercial Investment Corp.* (Diversified)	940,876

		37,649,763

Shares	Description	Value
Common Stocks — (continued)
Mexico — 1.3%
852,697	Urbi Desarrollos Urbanos SA de CV* (Residential)	2,400,489

Netherlands — 2.5%
41,318	Rodamco Europe NV (Retail)	4,811,956

Singapore — 2.4%
910,000	Ascendas Real Estate Investment Trust (Industrial)	1,229,794
413,000	CapitaLand Ltd. (Residential)	1,309,684
1,272,000	CapitaMall Trust (Retail)	2,030,823

		4,570,301

United Kingdom — 21.6%
296,811	British Land Co. PLC (Diversified)	7,571,610
60,843	Capital & Regional PLC (Retail)	1,351,916
307,046	Dawnay Day Carpathian PLC (Retail)	567,929
112,893	Derwent Valley Holdings PLC (Office)	3,855,839
324,947	Great Portland Estates PLC (Office)	3,679,170
231,260	Hammerson PLC (Retail)	5,676,443
258,795	Land Securities Group PLC (Diversified)	9,527,220
61,056	Mapeley Ltd. (Office)	3,865,586
350,954	Minerva PLC* (Office)	1,985,168
417,964	Unite Group PLC (Residental)	3,630,877

		41,711,758

TOTAL COMMON STOCKS		$182,862,629

Closed-End Fund — 1.5%
Netherlands — 1.5%
154,116	ProLogis European Properties* (Industrial)	$2,872,774

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 32.4%
JPMorgan Chase Euro — Time Deposit
$62,448,111	5.250%	10/02/2006	$62,448,111

TOTAL INVESTMENTS — 128.7%			$248,183,514

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.7%)			(55,345,619)

NET ASSETS — 100%			$192,837,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

As a % of
Investments Industry Classifications †	Net Assets

Diversified	32.7%
Hotels	1.5
Industrial	3.4
Office	25.1
Other	0.3
Residential	10.5
Retail	22.8
Short-term Investments	32.4

TOTAL INVESTMENTS	128.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$245,674,826

Gross unrealized gain	2,859,576
Gross unrealized loss	(350,888)

Net unrealized security gain	$2,508,688

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIALTY FUNDS

Schedule of Investments

September 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker, or the Funds custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds strategies and potentially result in a loss.

Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At September 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Tollkeeper	$6,600,000

Structured Tax-Managed Equity	2,900,000

Real Estate Securities	22,200,000

U.S. Equity Dividend and Premium	4,400,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,500,000,000	5.37%	10/02/2006	$3,501,566,250

Barclays Capital, Inc.	3,500,000,000	5.37	10/02/2006	3,501,566,250

Bear Stearns	500,000,000	5.35	10/02/2006	500,222,917

Credit Suisse First Boston LLC	250,000,000	5.35	10/02/2006	250,111,458

Deutsche Bank Securities, Inc.	650,200,000	5.37	10/02/2006	650,490,965

Greenwich Capital Markets	300,000,000	5.37	10/02/2006	300,134,250

Morgan Stanley & Co.	1,550,000,000	5.36	10/02/2006	1,550,692,333

UBS Securities LLC	1,775,000,000	5.37	10/02/2006	1,775,794,312

UBS Securities LLC	275,000,000	5.40	10/02/2006	275,123,750

Wachovia Bank	250,000,000	5.37	10/02/2006	250,111,875

TOTAL	$12,550,200,000			$12,555,814,360

At September 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 6.63%, due 10/12/2006 to 05/18/2016; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/02/2006 to 10/01/2036; Federal National Mortgage Association, 0.00% to 11.50%, due 10/02/2006 to 10/01/2036; Government National Mortgage Association, 4.50% to 9.00%, due 04/15/2007 to 09/20/2036 and U.S. Treasury Bonds, 4.36% to 6.79% due 01/05/2007 to 06/15/2015. The aggregate market value of the collateral, including accrued interest, was $13,453,445,137.

GOLDMAN SACHS SPECIALTY FUNDS

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — As set forth in the prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.